Financial Assets at Fair Value through Other Comprehensive Income ("FVTOCI") - Additional Information (Detail) - Equity price risk [member] - FVTOCI [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	10.00%
Assumed change in risk, monetary effect	$ 697,993	$ 754,517